Shortfall warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Shortfall Warrant
Shortfall warrant

Note 15. Shortfall warrant

In connection with the execution of the Forward Purchase Agreement the Company agreed to issue “Shortfall Warrants” to the Sellers (Meteora) for shares not elected under the Forward Purchase Agreement, representing the difference between the maximum number of shares subject to the FPA and the number of shares ultimately elected by the Forward Counterparty.

The warrants grant the holders the right to purchase a fixed number of shares (2,108,070) at a fixed exercise price/termination price. The Shortfall Warrants are exercisable for shares of common stock and were issued concurrently with the consummation of the Business Combination on October 22, 2025 (the “Initial Exercise Date”) and are exercisable at any time from the Initial Exercise Date until 5:00 p.m. (New York City time) on October 22, 2028 (the “Termination Date”). No shortfall warrants have been exercised as at June 30, 2026.

The Company evaluated the Shortfall Warrants in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, including the guidance in ASC 815-40 related to contracts indexed to, and potentially settled in, an entity’s own equity.

In making this assessment, the Company considered, among other factors:

●	whether the Shortfall Warrants are freestanding financial instruments,
●	whether the warrants are indexed to the Company’s own stock,
●	whether settlement is required to be in shares rather than cash, and
●	whether any provisions could require net cash settlement under circumstances outside the Company’s control.

Accordingly, in connection with the reverse recapitalization, the Company recognized the Shortfall Warrants at their initial fair value of $1,009 thousands, which is included within additional paid-in capital in the stockholders’ deficit section of the consolidated balance sheet as of December 31, 2025.

Based on this assessment, the Company concluded that the Shortfall Warrants meet all of the criteria for equity classification under ASC 815-40. Accordingly, the Shortfall Warrants are classified as equity and are not subject to subsequent remeasurement.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

On February 3, 2026, the Company entered into an amendment to the Common Stock Purchase Warrant (the “Warrant Amendment”) originally issued on October 22, 2025, in connection with the Business Combination with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Holder”). Pursuant to the Warrant Amendment, the exercise price of the warrant was reduced from $12.00 to $10.00 per share of the Company’s Common Stock, subject to customary adjustments as set forth in the warrant agreement. All other terms and conditions of the warrant, including the number of shares issuable upon exercise (2,108,070 shares), remain unchanged and continue in full force and effect. As a result of the reduction in exercise price, the Company recognized a deemed dividend equal to the incremental fair value of the Shortfall Warrants resulting from the Warrant Amendment, measured as of February 3, 2026. The deemed dividend amounting to $84.1 thousand has been recorded as a charge to accumulated deficit with a corresponding credit to additional paid-in capital and, while it does not affect net loss, is deducted from net income (loss) attributable to common stockholders for purposes of computing net loss per share.

Note 22. Shortfall warrants

In connection with the execution of the Forward Purchase Agreement the Company agreed to issue “Shortfall Warrants” to the Sellers (Meteora) for shares not elected under the Forward Purchase Agreement, representing the difference between the maximum number of shares subject to the FPA and the number of shares ultimately elected by the Forward Counterparty.

Seller in its sole discretion may request (in one or more requests) warrants of the Counterparty exercisable for Shares in an amount equal to (i) the Maximum Number of Shares less (ii) the Number of Shares specified in the Pricing Date Notice (the “Shortfall Warrants,” and the Shares underlying the Shortfall Warrants, the “Shortfall Warrant Shares”). The Shortfall Warrants shall have an exercise price equal to the termination price which is defined $12 in the forward purchase agreement and is subject to reset in accordance with the pricing provisions of that agreement, and this termination price has subsequently been amended; for further details, refer to Note 25 – Subsequent Events.

The warrants grant the holders the right to purchase a fixed number of shares (2,108,070) at a fixed exercise price/termination price. The Shortfall Warrants are exercisable for shares of common stock and were issued concurrently with the consummation of the Business Combination on October 22, 2025 (the “Initial Exercise Date”) and are exercisable at any time from the Initial Exercise Date until 5:00 p.m. (New York City time) on October 22, 2028 (the “Termination Date”). No shortfall warrants have been exercised as at December 31, 2025.

The Shortfall Warrants contain a beneficial ownership limitation that, subject to certain limited exceptions, restricts a holder from exercising the Shortfall Warrants to the extent that, following such exercise, the holder, together with its affiliates and certain related parties, would beneficially own more than 9.9% of the Company’s outstanding common stock. A holder may increase or decrease this beneficial ownership limitation upon notice to the Company, provided that any increase will not be effective until the 61st day after such notice and in no event may the beneficial ownership limitation exceed 9.9%.

The exercise price and the number of Shortfall Warrant Shares are subject to customary anti-dilution adjustments for stock dividends and other distributions on the Company’s common stock, stock splits, reverse stock splits, reclassifications and certain rights offerings. In addition, subject to any required shareholder approvals and applicable stock exchange rules, the Company may, in its discretion, reduce the exercise price of the Shortfall Warrants for any period of time.

The Shortfall Warrants and the rights thereunder are transferable, in whole or in part, with the prior written consent of the Company and subject to compliance with applicable securities laws and payment of any applicable transfer taxes. The warrants may be divided or combined into new warrants, and, if properly assigned, may be exercised by a permitted transferee without the issuance of a new warrant certificate.

The Company evaluated the Shortfall Warrants in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, including the guidance in ASC 815-40 related to contracts indexed to, and potentially settled in, an entity’s own equity.

In making this assessment, the Company considered, among other factors:

●	whether the Shortfall Warrants are freestanding financial instruments,
●	whether the warrants are indexed to the Company’s own stock,
●	whether settlement is required to be in shares rather than cash, and
●	whether any provisions could require net cash settlement under circumstances outside the Company’s control.

Accordingly, in connection with the reverse recapitalization, the Company recognized the Shortfall Warrants at their initial fair value of $1,009 thousands, which is included within additional paid-in capital in the stockholders’ equity section of the consolidated balance sheet.

Based on this assessment, the Company concluded that the Shortfall Warrants meet all of the criteria for equity classification under ASC 815-40. Accordingly, the Shortfall Warrants are classified as equity and are not subject to subsequent remeasurement.